Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 25, 2014
Columbia Overseas Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Overseas Value Fund (the Fund) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K, Class R, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Net Expenses” shown in the Financial Highlights section of this prospectus because “Net Expenses” do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of total assets (including the amount of any borrowings for investment purposes) in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

The Fund may invest in currency forwards, futures and options for both hedging and non-hedging purposes including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:
  normally invests no more than 5% of its total assets in a single security;
  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and
  generally may not invest more than 20% of its total assets in emerging markets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may have limited voting rights and may not have the same rights as shareholders in the event of a corporate action such as an acquisition, merger or rights offering.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

		Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

The after-tax returns are shown only for Class Z shares and will vary for other share classes.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 32.29% Worst 3rd Quarter 2011 -18.87%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class Z shares and will vary for other share classes.
Columbia Overseas Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.66%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.71%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.56%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	725
3 years	rr_ExpenseExampleYear03	1,069
5 years	rr_ExpenseExampleYear05	1,437
10 years	rr_ExpenseExampleYear10	2,467
1 year	rr_ExpenseExampleNoRedemptionYear01	725
3 years	rr_ExpenseExampleNoRedemptionYear03	1,069
5 years	rr_ExpenseExampleNoRedemptionYear05	1,437
10 years	rr_ExpenseExampleNoRedemptionYear10	2,467
1 Year	rr_AverageAnnualReturnYear01	15.90%
5 Years	rr_AverageAnnualReturnYear05	10.85%
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.10%)
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Columbia Overseas Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.66%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.46%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	2.31%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year	rr_ExpenseExampleYear01	734
3 years	rr_ExpenseExampleYear03	1,052
5 years	rr_ExpenseExampleYear05	1,497
10 years	rr_ExpenseExampleYear10	2,600
1 year	rr_ExpenseExampleNoRedemptionYear01	234
3 years	rr_ExpenseExampleNoRedemptionYear03	752
5 years	rr_ExpenseExampleNoRedemptionYear05	1,297
10 years	rr_ExpenseExampleNoRedemptionYear10	2,600
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Years	rr_AverageAnnualReturnYear05	11.06%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.01%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Columbia Overseas Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.66%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.46%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	2.31%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	334
3 years	rr_ExpenseExampleYear03	752
5 years	rr_ExpenseExampleYear05	1,297
10 years	rr_ExpenseExampleYear10	2,785
1 year	rr_ExpenseExampleNoRedemptionYear01	234
3 years	rr_ExpenseExampleNoRedemptionYear03	752
5 years	rr_ExpenseExampleNoRedemptionYear05	1,297
10 years	rr_ExpenseExampleNoRedemptionYear10	2,785
1 Year	rr_AverageAnnualReturnYear01	21.02%
5 Years	rr_AverageAnnualReturnYear05	11.32%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.17%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Columbia Overseas Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	106
3 years	rr_ExpenseExampleYear03	331
5 years	rr_ExpenseExampleYear05	574
10 years	rr_ExpenseExampleYear10	1,271
1 year	rr_ExpenseExampleNoRedemptionYear01	106
3 years	rr_ExpenseExampleNoRedemptionYear03	331
5 years	rr_ExpenseExampleNoRedemptionYear05	574
10 years	rr_ExpenseExampleNoRedemptionYear10	1,271
1 Year	rr_AverageAnnualReturnYear01	23.46%
5 Years	rr_AverageAnnualReturnYear05	12.79%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.49%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
Columbia Overseas Value Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.34%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.34%
1 year	rr_ExpenseExampleYear01	136
3 years	rr_ExpenseExampleYear03	425
5 years	rr_ExpenseExampleYear05	734
10 years	rr_ExpenseExampleYear10	1,613
1 year	rr_ExpenseExampleNoRedemptionYear01	136
3 years	rr_ExpenseExampleNoRedemptionYear03	425
5 years	rr_ExpenseExampleNoRedemptionYear05	734
10 years	rr_ExpenseExampleNoRedemptionYear10	1,613
1 Year	rr_AverageAnnualReturnYear01	23.02%
5 Years	rr_AverageAnnualReturnYear05	12.13%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.89%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Columbia Overseas Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.66%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.96%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.81%
1 year	rr_ExpenseExampleYear01	184
3 years	rr_ExpenseExampleYear03	601
5 years	rr_ExpenseExampleYear05	1,043
10 years	rr_ExpenseExampleYear10	2,273
1 year	rr_ExpenseExampleNoRedemptionYear01	184
3 years	rr_ExpenseExampleNoRedemptionYear03	601
5 years	rr_ExpenseExampleNoRedemptionYear05	1,043
10 years	rr_ExpenseExampleNoRedemptionYear10	2,273
Columbia Overseas Value Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.66%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.71%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.56%
1 year	rr_ExpenseExampleYear01	159
3 years	rr_ExpenseExampleYear03	524
5 years	rr_ExpenseExampleYear05	914
10 years	rr_ExpenseExampleYear10	2,007
1 year	rr_ExpenseExampleNoRedemptionYear01	159
3 years	rr_ExpenseExampleNoRedemptionYear03	524
5 years	rr_ExpenseExampleNoRedemptionYear05	914
10 years	rr_ExpenseExampleNoRedemptionYear10	2,007
1 Year	rr_AverageAnnualReturnYear01	23.01%
5 Years	rr_AverageAnnualReturnYear05	12.55%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.29%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2011
Columbia Overseas Value Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.66%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.46%	[3]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.31%
1 year	rr_ExpenseExampleYear01	133
3 years	rr_ExpenseExampleYear03	447
5 years	rr_ExpenseExampleYear05	783
10 years	rr_ExpenseExampleYear10	1,733
1 year	rr_ExpenseExampleNoRedemptionYear01	133
3 years	rr_ExpenseExampleNoRedemptionYear03	447
5 years	rr_ExpenseExampleNoRedemptionYear05	783
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,733
2009	rr_AnnualReturn2009	33.73%	[7]
2010	rr_AnnualReturn2010	4.64%	[7]
2011	rr_AnnualReturn2011	(10.38%)	[7]
2012	rr_AnnualReturn2012	17.80%	[7]
2013	rr_AnnualReturn2013	23.22%	[7]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.87%)
1 Year	rr_AverageAnnualReturnYear01	23.22%
5 Years	rr_AverageAnnualReturnYear05	12.73%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.44%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Columbia Overseas Value Fund | returns after taxes on distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.85%
5 Years	rr_AverageAnnualReturnYear05	12.41%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.08%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Columbia Overseas Value Fund | returns after taxes on distributions and sale of Fund shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.65%
5 Years	rr_AverageAnnualReturnYear05	10.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.30%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Columbia Overseas Value Fund | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.95%
5 Years	rr_AverageAnnualReturnYear05	11.99%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.51%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than "Net Expenses" shown in the Financial Highlights section of this prospectus because "Net Expenses" do not include acquired fund fees and expenses.
[4]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2015, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.12% for Class I, 1.42% for Class K, 1.80% for Class R, 1.55% for Class W and 1.30% for Class Z. In addition, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement, as described under Additional Investment Strategies and Policies - Expense Reimbursement Arrangements and Impact on Past Performance. This voluntary arrangement becomes effective on July 1, 2014 and may be revised or discontinued at any time.
[5]	This charge decreases over time.
[6]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
[7]	Year to Date return as of March 31, 2014: -0.11%